Inventories	9 Months Ended
Sep. 30, 2022
Inventories [Abstract]
Inventories
7	Inventories

		As of
	Notes	September 30, 2022	December 31, 2021
Stores		5,272	3,955
Distribution centers		1,306	878
Commercial agreements	7.1	(501)	(416)
Allowance for loss on inventory obsolescence and damages	7.2	(30)	(37)
		6,047	4,380

7.1	Commercial agreements

On September 30, 2022, the amount of unrealized commercial agreements, presented as a reduction of the inventory balance, totaled R$501 (R$416 on December 31, 2021).

7.2	Allowance for loss on inventory (obsolescence and damages)

	For the nine-month period ended September 30,
	2022	2021
At the beginning of the period	(37)	(51)
Additions	(294)	(221)
Reversals	14	11
Write-offs	287	240
At the end of the period	(30)	(21)